Offerings	Mar. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,030,256
Proposed Maximum Offering Price per Unit	13.31
Maximum Aggregate Offering Price	$ 13,712,707.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,893.73
Offering Note
1
1(a). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the Shoulder Innovations, Inc. 2025 Incentive Award Plan (the "2025 Plan") and the Shoulder Innovations, Inc. 2025 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of common stock, par value $0.001 per share (the "Common Stock"), of Shoulder Innovations, Inc., a Delaware corporation (the "Registrant").
1(b). Represents additional shares of Common Stock to be registered and available for grant under the 2025 Plan resulting from the annual 5% automatic increase in the number of authorized shares available for issuance under the 2025 Plan.

1(c). Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on March 3, 2026, which date is within five business days prior to the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	206,051
Proposed Maximum Offering Price per Unit	11.3135
Maximum Aggregate Offering Price	$ 2,331,157.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 321.94
Offering Note
2
See Footnote 1(a).

2(a). Represents additional shares of Common Stock to be registered and available for grant under the ESPP resulting from the annual 1% automatic increase in the number of authorized shares available for issuance under the ESPP.

2(b) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on March 3, 2026, which date is within five business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.